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Janus Henderson Diversified Alternatives Fund
Ticker:	JDDAX	Class A Shares	JDASX	Class S Shares	JDANX	Class N Shares
	JDDCX	Class C Shares	JDAIX	Class I Shares	JDATX	Class T Shares
Summary Prospectus dated October 28, 2019
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

Investment Objective
Janus Henderson Diversified Alternatives Fund seeks absolute return with low correlation to stocks and bonds.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 42 of the Fund’s Prospectus and in the “Purchases” section on page 58 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None
1	Janus Henderson Diversified Alternatives Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Class A		Class C		Class S		Class I		Class N		Class T
Management Fees of the Fund and the Subsidiary(1)		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Distribution/Service (12b-1) Fees		0.25%		1.00%		0.25%		None		None		None
Other Expenses		0.65%		0.67%		0.96%		0.62%		0.50%		0.77%
Other Expenses of the Fund	0.62%		0.64%		0.93%		0.59%		0.47%		0.74%
Other Expenses of the Subsidiary	0.03%		0.03%		0.03%		0.03%		0.03%		0.03%
Total Annual Fund Operating Expenses(2)		1.90%		2.67%		2.21%		1.62%		1.50%		1.77%
Fee Waiver(2)		0.54%		0.60%		0.68%		0.47%		0.47%		0.48%
Total Annual Fund Operating Expenses After Fee Waiver(2)		1.36%		2.07%		1.53%		1.15%		1.03%		1.29%

(1)	The Fund may invest in commodity-linked investments through a wholly-owned subsidiary of the Fund that invests in commodity-linked investments. Janus Capital has contractually agreed that to the extent the Fund invests in the subsidiary, it shall not collect advisory fees from the Fund in an amount equal to the fee it collects from the subsidiary. The management fee waiver arrangement may not be discontinued by Janus Capital as long as its contract with the subsidiary is in place.
(2)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, which include the other expenses of the subsidiary shown above (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 1.03% for at least a one-year period commencing on October 28, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 757	$ 1,138	$ 1,542	$ 2,669
Class C Shares	$ 370	$ 829	$ 1,415	$ 3,003
Class S Shares	$ 224	$ 691	$ 1,185	$ 2,544
Class I Shares	$ 165	$ 511	$ 881	$ 1,922
Class N Shares	$ 153	$ 474	$ 818	$ 1,791
Class T Shares	$ 180	$ 557	$ 959	$ 2,084

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 757	$ 1,138	$ 1,542	$ 2,669
Class C Shares	$ 270	$ 829	$ 1,415	$ 3,003
Class S Shares	$ 224	$ 691	$ 1,185	$ 2,544
Class I Shares	$ 165	$ 511	$ 881	$ 1,922
Class N Shares	$ 153	$ 474	$ 818	$ 1,791
Class T Shares	$ 180	$ 557	$ 959	$ 2,084

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal investment strategies
Under normal market conditions, the Fund pursues its investment objective by investing in a diverse group of return drivers, each a type of risk premium (collectively, “risk premia”), across equity, fixed income, commodity, and currency asset classes.
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Risk premia refers to the return that is expected for assuming a particular market risk. For example, investors expect a higher return in exchange for the perceived risks associated with investing in emerging markets as compared to investing in developed markets. Accordingly, a belief that emerging market equities may outperform developed market equities presents a risk premia opportunity. The Fund seeks to generate returns by identifying and isolating diverse sources of potential risk premia, and combining risk premia into a liquid portfolio that seeks to deliver consistent, absolute returns with a low correlation to the returns generated by investments in stocks and bonds. For the past three fiscal years ended June 30, the Fund’s correlation statistics were low compared to the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index, at 0.52% and -0.07%, respectively. There is no guarantee that the Fund will be successful in meeting its investment objective.
The Fund employs a proprietary multi-factor process to allocate the Fund’s assets across the various risk premia. The process begins with an approximate equal-weighted risk to each risk premium in which the Fund invests, so that no individual risk premium contributes disproportionately to the Fund’s overall risk profile and expected returns over the long term. Next, the Fund applies additional advanced allocation methodologies to the portfolio to tactically adjust the weights of risk premia. The Fund’s portfolio managers generally rebalance risk premia allocations monthly, but may rebalance such allocations more often from time to time to adjust the Fund’s relative risk premia exposures. The rebalancing techniques used by the Fund’s portfolio managers may result in a higher portfolio turnover rate and related expenses compared to a “buy and hold” fund strategy. The Fund may not utilize all identified risk premia in its investment process at all times. Janus Capital believes that this allocation process may provide better risk adjusted returns than a traditional asset allocation strategy that employs fixed weights for asset classes.
The Fund employs various strategies within the equity, fixed income, commodity, and currency asset classes to identify risk premia and generate returns. These strategies may include, but are not limited to, value, carry, liquidity, momentum, volatility, and quality.
Value – Value strategies seek to take advantage of the premium that may arise from risk aversion in asset markets. Value strategies are based on the tendency for assets that are considered to be “cheap” relative to their fundamental value to outperform assets that are considered to be “expensive.”
Carry – Carry strategies seek to capture the return of an asset if prices remain the same. It is based on the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. Carry strategies imply buying high-yielding assets and selling low-yielding assets. A sample carry strategy is often implemented with currencies.
Liquidity (or illiquidity) – Liquidity investing seeks to capture the excess return (or premium) associated with less liquid assets. It is based on the tendency for investors to require compensation for the characteristic of being illiquid as well as the asset’s sensitivity to market developments that may impact its liquidity profile. As an example, small-capitalization stocks are often viewed as having an embedded “illiquidity premium.”
Momentum – Momentum investing seeks to take advantage of the movement of asset prices. It is based on the tendency of assets that are appreciating to continue appreciating and those that are depreciating to continue depreciating. Momentum is typically employed by establishing long positions in upward trending assets and short positions in downward trending assets.
Volatility – The volatility strategy seeks to compensate investors for taking volatility risk. Conceptually it is based on the difference between options’ implied and subsequently realized volatility. An example of the compensation for taking volatility risk is the premium that option sellers receive from option buyers seeking a form of financial insurance.
Quality – The quality strategy seeks to benefit from owning high-quality and low risk assets. Common quality indicators include return on equity, debt to equity, and earnings variability ratios. Quality is also referred to as a defensive premium.
As part of the process to identify and isolate specific risk premia and generate returns, the Fund may have both long and short exposure to securities and derivatives in which it invests with respect to risk premia. The Fund’s exposure to U.S. and non-U.S. investments, which may include emerging markets, will vary based on perceived investment opportunities. The Fund will make significant use of derivative instruments, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. Derivatives will be used to gain exposure to the various asset classes in which the Fund may invest, for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, and to earn income and enhance returns. The Fund may utilize swaps, including equity, interest rate, index, commodity, currency, and total return. The Fund may utilize options and futures, including
3	Janus Henderson Diversified Alternatives Fund

forward commodity and currency contracts and U.S. Treasury, interest rate, and market index futures. The Fund’s use of options includes options purchased and sold (written). In addition, the Fund may enter into forward foreign currency exchange contracts to manage the Fund’s interest rate exposure.
The Fund intends to target an annualized volatility of returns of approximately 6%, with an expected range of approximately 5-7%. For the fiscal year ended June 30, 2019, the Fund’s annualized volatility of returns was 5.33%. By comparison, the 15-year historical volatility level of the Bloomberg Barclays U.S. Aggregate Bond Index, the Fund’s primary benchmark index, was approximately 3.15% as of June 30, 2019. The actual volatility level of the Fund may be higher or lower than its target volatility depending on market conditions. The Fund’s exposure to derivatives will create a leveraging effect on the portfolio where market exposure exceeds amounts invested. Through its investments in derivatives, such as futures and swaps, it is expected that the Fund’s gross notional investment exposure (generally, the total value of the assets underlying a derivatives contract at the time of valuation) will range from 300% to 400% of the Fund’s net assets. This leverage will vary over time and may be significant. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities and may negatively affect the Fund’s ability to achieve its investment objective.
The Fund’s equity and fixed-income exposure may be obtained through direct investment in equity and fixed-income securities or through investment in other mutual funds or exchange-traded funds (“ETFs”). The Fund may also utilize exchange-traded notes (“ETNs”). The equity securities in which the Fund invests may involve exposure to common stocks of companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The fixed-income securities in which the Fund invests may include securities of any maturity and of any credit quality, and may include exposure to government bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, zero-coupon bonds, and high-yield/high-risk bonds, also known as “junk” bonds. The Fund’s investment in ETFs and ETNs may be used to gain exposure to market indices, a basket of securities, commodities, currencies, or a particular commodity or currency.
The Fund’s exposure to the commodity markets, in whole or in part, may be made through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), which is generally subject to the same investment policies and restrictions as the Fund. The Subsidiary may invest in commodity-related derivatives such as futures and swaps, ETNs, and other investments such as cash or U.S. Treasuries which may serve as margin or collateral for the Subsidiary’s commodity-linked derivative positions.
Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a portfolio which includes exposure to a portfolio of risk premia strategies derived from equity, fixed-income, commodity, and currency investments, as well as derivatives. While the Fund seeks to deliver absolute returns with low correlation to returns generated by investments in stocks and bonds, there is a risk that the expected returns and correlation properties of these risk premia may be incorrect. Such investments, and derivatives in particular, tend to be more volatile than many other investment choices.
Management Risk.  The Fund’s ability to achieve its investment objective depends largely upon the portfolio managers’ successful evaluation of the risks, potential returns, and correlation properties with respect to the various risk premia in which the Fund invests. There is a risk that the returns provided by an individual risk premium may be subject to high volatility and that the portfolio managers’ beliefs about the risk, expected returns and correlation properties of various risk premia may be incorrect. In particular, the Fund’s target volatility of 6% is expected to subject the Fund to increased volatility relative to its benchmark index, the Bloomberg Barclays U.S. Aggregate Bond Index. A relatively small price movement in a derivatives position may result in an immediate and substantial loss to the Fund. Further, the Fund’s ability to achieve its investment objective also depends on the successful allocation of the Fund’s assets among various risk premia and asset classes, and you could lose money on your investment in the Fund as a result of these allocations. There is also a risk that the Fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated, and the Fund will not meet its investment objective.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual investment, or multiple investments, in the portfolio decreases. Further, while the Fund’s goal is to produce returns that have a low correlation to the stock and bond markets, you should understand that regardless of how well the Fund’s individual investments perform, the
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value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. The value of your investment in the Fund may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Because the Fund seeks to produce returns that have a low correlation to the returns generated by the stock and bond markets, the Fund may underperform these markets when these markets rise sharply or experience prolonged periods of outperformance. Additionally, the Fund’s performance may be negatively affected during prolonged periods when the returns provided by the risk premia are consistently low.
Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. The Fund may use derivatives for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.
Leverage Risk.  Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not been leveraged. Through the use of leverage, the Fund’s total investment exposure could far exceed the value of its portfolio securities and its investment performance could be dependent on securities not directly owned by the Fund. Certain commodity-linked derivatives may subject the Fund to leveraged market exposure to commodities. In addition, the Fund’s assets that are used as collateral to secure short sale transactions may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase collateral. There is no assurance that a leveraging strategy will be successful.
Short Sales Risk.  Short sales are speculative transactions and involve special risks, including a greater reliance on the portfolio managers’ ability to accurately anticipate the future value of a security. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Fund’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Fund to have higher expenses than those of other funds. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund’s returns. The Fund’s use of short sales may also have a leveraging effect on the Fund’s portfolio.
Counterparty Risk.  Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Commodity-Linked Investments Risk.  The Fund may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
Subsidiary Risk.  By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all of the provisions of the 1940 Act.
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Commodity Tax Risk.  The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings to mutual funds (but not the Fund), in which it ruled that income from a fund’s investment in certain commodity-linked notes and a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, in September 2016 the IRS announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) The IRS’s announcement caused it to revoke the portion of any rulings relating to a mutual fund’s investment in commodity-linked notes that required such a determination, some of which have been revoked prospectively as of a date agreed upon with the IRS. Accordingly, the Fund may invest in certain commodity-linked investments: (a) directly only to the extent that such commodity-linked investments constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Additionally, in September 2016, the IRS issued proposed regulations that would require the Subsidiary to distribute its “Subpart F” income (defined in Section 951 of the Internal Revenue Code to include passive income such as income from commodity-linked derivatives) each year in order for the Fund to treat that income as qualifying income. The Fund anticipates that the Subsidiary will distribute the “Subpart F” income earned by the Subsidiary each year, which the Fund will treat as qualifying income. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and the Statement of Additional Information. Such changes could adversely affect the Fund’s ability to meet its investment objective and jeopardize the Fund’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Fund to higher tax rates and/or penalties.
Foreign Exposure Risk.  The Fund normally has exposure to foreign markets as a result of its investments in foreign securities and derivatives that provide exposure to foreign markets, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. Some of the risks of investing directly in foreign securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, which also involve other risks.The Fund’s exposure to emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in emerging market securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, which also involve other risks.
Growth Securities Risk.  Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of an investment’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks
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tend to shift in and out of favor depending on market and economic conditions, “growth” stocks or derivatives may perform differently from the market as a whole and other types of securities.
Fixed-Income Securities Risk.  The Fund invests in a variety of fixed-income securities and derivatives. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Investments in fixed-income securities with very low or negative interest rates may diminish the Fund’s yield and performance. Recent and potential future changes in government monetary policy may also affect the level of interest rates. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. These changes or others also could cause the Fund to face increased shareholder redemptions, which may lead to increased portfolio turnover and transaction costs, or could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund as well as the value of your investment. The amount of assets deemed illiquid remaining within the Fund may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates, which will lengthen the duration of the portfolio. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.
Sovereign Debt Risk.  The Fund may invest, directly or indirectly, in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.
Currency Risk.  The Fund’s investments and strategies will involve exposure to foreign currencies. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by
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currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency. Additionally, and as a result of the Fund’s use of currency investment strategies, the Fund’s net currency positions may expose the Fund to losses independent of any securities positions.
High-Yield/High-Risk Bond Risk.  High-yield/high-risk bonds are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.
Exchange-Traded and Mutual Funds Risk.  The Fund may invest in ETFs and mutual funds to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its net asset value. When the Fund invests in an ETF or mutual fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s or mutual fund’s expenses. The Fund is also subject to the risks associated with the securities in which the ETF or mutual fund invests.
Exchange-Traded Notes Risk.  The Fund may invest in ETNs, which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. In addition, when the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: 1st Quarter 2016 4.63%	Worst Quarter: 3rd Quarter 2015 – 3.99%

8	Janus Investment Fund

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2019 was 0.00%.
Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Years	Since Inception (12/28/12)
Class I Shares
Return Before Taxes	– 4.39%	1.09%	0.78%
Return After Taxes on Distributions	– 4.65%	0.44%	0.25%
Return After Taxes on Distributions and Sale of Fund Shares(1)	– 2.60%	0.59%	0.40%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%	1.73%
LIBOR +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.98%	3.97%
Class A Shares
Return Before Taxes(2)	– 10.12%	– 0.30%	– 0.42%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%	1.73%
LIBOR +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.98%	3.97%
Class C Shares
Return Before Taxes(3)	– 6.20%	0.24%	– 0.08%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%	1.73%
LIBOR +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.98%	3.97%
Class S Shares
Return Before Taxes	– 4.79%	0.79%	0.45%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%	1.73%
LIBOR +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.98%	3.97%
Class N Shares
Return Before Taxes	– 4.34%	1.15%	0.83%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%	1.73%
LIBOR +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.98%	3.97%
Class T Shares
Return Before Taxes	– 4.55%	0.98%	0.65%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%	1.73%
LIBOR +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.98%	3.97%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
9	Janus Henderson Diversified Alternatives Fund

The Fund’s primary benchmark index is the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund also compares its performance to the LIBOR +3%. The indices are described below.
•	The Bloomberg Barclays U.S. Aggregate Bond Index is made up of the Bloomberg Barclays U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.
•	The LIBOR +3% is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market (or interbank market) plus 300 basis points.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Management
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Aneet Chachra, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since October 2019. John S. Fujiwara is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2012.
Purchase and sale of Fund shares
Minimum Investment Requirements*
Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$ 2,500***
Certain tax-advantaged accounts or UGMA/UTMA accounts	$ 500
Class I Shares
Institutional investors (investing directly with the Fund)	$ 1,000,000
Through an intermediary institution
• non-retirement accounts	$ 2,500
• certain tax-advantaged accounts or UGMA/UTMA accounts	$ 500
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$2,500****
Institutional investors (investing directly with the Fund)	$ 1,000,000

*	Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, including health savings accounts, accounts held through certain wrap programs, and certain retail brokerage accounts.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.
***	Shareholders who invest through financial intermediaries with supermarket and/or self-directed brokerage platforms that maintain omnibus accounts and charge asset-based service fees may not be subject to this minimum. Please contact your financial intermediary for more information.
****	Investors in certain tax-advantaged accounts or accounts held through certain wrap programs may not be subject to this minimum.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors who established Class I Shares accounts before August 4, 2017. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.
10	Janus Investment Fund

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to broker-dealers and other financial intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. There is some regulatory uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Class I Shares where a financial intermediary has imposed its own sales charges or transaction fees. As a result, based on future regulatory developments, such payments may be terminated, or the Fund may prohibit financial intermediaries from imposing such sales charges or transaction fees in connection with Class I Shares. Ask your salesperson or visit your financial intermediary’s website for more information.
11	Janus Henderson Diversified Alternatives Fund

[JANUS HENDERSON LOGO]
Janus Henderson Diversified Alternatives Fund
Ticker:	JDADX	Class D Shares*
* Class D Shares are closed to certain new investors.
Summary Prospectus dated October 28, 2019
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

Investment Objective
Janus Henderson Diversified Alternatives Fund seeks absolute return with low correlation to stocks and bonds.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Class D
Management Fees of the Fund and the Subsidiary(1)		1.00%
Other Expenses		1.19%
Other Expenses of the Fund	1.16%
Other Expenses of the Subsidiary	0.03%
Total Annual Fund Operating Expenses(2)		2.19%
Fee Waiver(2)		1.00%
Total Annual Fund Operating Expenses After Fee Waiver(2)		1.19%

(1)	The Fund may invest in commodity-linked investments through a wholly-owned subsidiary of the Fund that invests in commodity-linked investments. Janus Capital has contractually agreed that to the extent the Fund invests in the subsidiary, it shall not collect advisory fees from the Fund in an amount equal to the fee it collects from the subsidiary. The management fee waiver arrangement may not be discontinued by Janus Capital as long as its contract with the subsidiary is in place.
(2)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, which include the other expenses of the subsidiary shown above (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 1.03% for at least a one-year period commencing on October 28, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating
1	Janus Henderson Diversified Alternatives Fund

expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 222	$ 685	$ 1,175	$ 2,524

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal investment strategies
Under normal market conditions, the Fund pursues its investment objective by investing in a diverse group of return drivers, each a type of risk premium (collectively, “risk premia”), across equity, fixed income, commodity, and currency asset classes. Risk premia refers to the return that is expected for assuming a particular market risk. For example, investors expect a higher return in exchange for the perceived risks associated with investing in emerging markets as compared to investing in developed markets. Accordingly, a belief that emerging market equities may outperform developed market equities presents a risk premia opportunity. The Fund seeks to generate returns by identifying and isolating diverse sources of potential risk premia, and combining risk premia into a liquid portfolio that seeks to deliver consistent, absolute returns with a low correlation to the returns generated by investments in stocks and bonds. For the past three fiscal years ended June 30, the Fund’s correlation statistics were low compared to the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index, at 0.52% and -0.07%, respectively. There is no guarantee that the Fund will be successful in meeting its investment objective.
The Fund employs a proprietary multi-factor process to allocate the Fund’s assets across the various risk premia. The process begins with an approximate equal-weighted risk to each risk premium in which the Fund invests, so that no individual risk premium contributes disproportionately to the Fund’s overall risk profile and expected returns over the long term. Next, the Fund applies additional advanced allocation methodologies to the portfolio to tactically adjust the weights of risk premia. The Fund’s portfolio managers generally rebalance risk premia allocations monthly, but may rebalance such allocations more often from time to time to adjust the Fund’s relative risk premia exposures. The rebalancing techniques used by the Fund’s portfolio managers may result in a higher portfolio turnover rate and related expenses compared to a “buy and hold” fund strategy. The Fund may not utilize all identified risk premia in its investment process at all times. Janus Capital believes that this allocation process may provide better risk adjusted returns than a traditional asset allocation strategy that employs fixed weights for asset classes.
The Fund employs various strategies within the equity, fixed income, commodity, and currency asset classes to identify risk premia and generate returns. These strategies may include, but are not limited to, value, carry, liquidity, momentum, volatility, and quality.
Value – Value strategies seek to take advantage of the premium that may arise from risk aversion in asset markets. Value strategies are based on the tendency for assets that are considered to be “cheap” relative to their fundamental value to outperform assets that are considered to be “expensive.”
Carry – Carry strategies seek to capture the return of an asset if prices remain the same. It is based on the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. Carry strategies imply buying high-yielding assets and selling low-yielding assets. A sample carry strategy is often implemented with currencies.
Liquidity (or illiquidity) – Liquidity investing seeks to capture the excess return (or premium) associated with less liquid assets. It is based on the tendency for investors to require compensation for the characteristic of being illiquid as well as the asset’s sensitivity to market developments that may impact its liquidity profile. As an example, small-capitalization stocks are often viewed as having an embedded “illiquidity premium.”
Momentum – Momentum investing seeks to take advantage of the movement of asset prices. It is based on the tendency of assets that are appreciating to continue appreciating and those that are depreciating to continue depreciating. Momentum is typically employed by establishing long positions in upward trending assets and short positions in downward trending assets.
2	Janus Investment Fund

Volatility – The volatility strategy seeks to compensate investors for taking volatility risk. Conceptually it is based on the difference between options’ implied and subsequently realized volatility. An example of the compensation for taking volatility risk is the premium that option sellers receive from option buyers seeking a form of financial insurance.
Quality – The quality strategy seeks to benefit from owning high-quality and low risk assets. Common quality indicators include return on equity, debt to equity, and earnings variability ratios. Quality is also referred to as a defensive premium.
As part of the process to identify and isolate specific risk premia and generate returns, the Fund may have both long and short exposure to securities and derivatives in which it invests with respect to risk premia. The Fund’s exposure to U.S. and non-U.S. investments, which may include emerging markets, will vary based on perceived investment opportunities. The Fund will make significant use of derivative instruments, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. Derivatives will be used to gain exposure to the various asset classes in which the Fund may invest, for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, and to earn income and enhance returns. The Fund may utilize swaps, including equity, interest rate, index, commodity, currency, and total return. The Fund may utilize options and futures, including forward commodity and currency contracts and U.S. Treasury, interest rate, and market index futures. The Fund’s use of options includes options purchased and sold (written). In addition, the Fund may enter into forward foreign currency exchange contracts to manage the Fund’s interest rate exposure.
The Fund intends to target an annualized volatility of returns of approximately 6%, with an expected range of approximately 5-7%. For the fiscal year ended June 30, 2019, the Fund’s annualized volatility of returns was 5.33%. By comparison, the 15-year historical volatility level of the Bloomberg Barclays U.S. Aggregate Bond Index, the Fund’s primary benchmark index, was approximately 3.15% as of June 30, 2019. The actual volatility level of the Fund may be higher or lower than its target volatility depending on market conditions. The Fund’s exposure to derivatives will create a leveraging effect on the portfolio where market exposure exceeds amounts invested. Through its investments in derivatives, such as futures and swaps, it is expected that the Fund’s gross notional investment exposure (generally, the total value of the assets underlying a derivatives contract at the time of valuation) will range from 300% to 400% of the Fund’s net assets. This leverage will vary over time and may be significant. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities and may negatively affect the Fund’s ability to achieve its investment objective.
The Fund’s equity and fixed-income exposure may be obtained through direct investment in equity and fixed-income securities or through investment in other mutual funds or exchange-traded funds (“ETFs”). The Fund may also utilize exchange-traded notes (“ETNs”). The equity securities in which the Fund invests may involve exposure to common stocks of companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The fixed-income securities in which the Fund invests may include securities of any maturity and of any credit quality, and may include exposure to government bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, zero-coupon bonds, and high-yield/high-risk bonds, also known as “junk” bonds. The Fund’s investment in ETFs and ETNs may be used to gain exposure to market indices, a basket of securities, commodities, currencies, or a particular commodity or currency.
The Fund’s exposure to the commodity markets, in whole or in part, may be made through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), which is generally subject to the same investment policies and restrictions as the Fund. The Subsidiary may invest in commodity-related derivatives such as futures and swaps, ETNs, and other investments such as cash or U.S. Treasuries which may serve as margin or collateral for the Subsidiary’s commodity-linked derivative positions.
Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a portfolio which includes exposure to a portfolio of risk premia strategies derived from equity, fixed-income, commodity, and currency investments, as well as derivatives. While the Fund seeks to deliver absolute returns with low correlation to returns generated by investments in stocks and bonds, there is a risk that the expected returns and correlation properties of these risk premia may be incorrect. Such investments, and derivatives in particular, tend to be more volatile than many other investment choices.
3	Janus Henderson Diversified Alternatives Fund

Management Risk.  The Fund’s ability to achieve its investment objective depends largely upon the portfolio managers’ successful evaluation of the risks, potential returns, and correlation properties with respect to the various risk premia in which the Fund invests. There is a risk that the returns provided by an individual risk premium may be subject to high volatility and that the portfolio managers’ beliefs about the risk, expected returns and correlation properties of various risk premia may be incorrect. In particular, the Fund’s target volatility of 6% is expected to subject the Fund to increased volatility relative to its benchmark index, the Bloomberg Barclays U.S. Aggregate Bond Index. A relatively small price movement in a derivatives position may result in an immediate and substantial loss to the Fund. Further, the Fund’s ability to achieve its investment objective also depends on the successful allocation of the Fund’s assets among various risk premia and asset classes, and you could lose money on your investment in the Fund as a result of these allocations. There is also a risk that the Fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated, and the Fund will not meet its investment objective.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual investment, or multiple investments, in the portfolio decreases. Further, while the Fund’s goal is to produce returns that have a low correlation to the stock and bond markets, you should understand that regardless of how well the Fund’s individual investments perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. The value of your investment in the Fund may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Because the Fund seeks to produce returns that have a low correlation to the returns generated by the stock and bond markets, the Fund may underperform these markets when these markets rise sharply or experience prolonged periods of outperformance. Additionally, the Fund’s performance may be negatively affected during prolonged periods when the returns provided by the risk premia are consistently low.
Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. The Fund may use derivatives for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.
Leverage Risk.  Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not been leveraged. Through the use of leverage, the Fund’s total investment exposure could far exceed the value of its portfolio securities and its investment performance could be dependent on securities not directly owned by the Fund. Certain commodity-linked derivatives may subject the Fund to leveraged market exposure to commodities. In addition, the Fund’s assets that are used as collateral to secure short sale transactions may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase collateral. There is no assurance that a leveraging strategy will be successful.
Short Sales Risk.  Short sales are speculative transactions and involve special risks, including a greater reliance on the portfolio managers’ ability to accurately anticipate the future value of a security. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Fund’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Fund to have higher expenses than those of other funds. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund’s returns. The Fund’s use of short sales may also have a leveraging effect on the Fund’s portfolio.
Counterparty Risk.  Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
4	Janus Investment Fund

Commodity-Linked Investments Risk.  The Fund may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
Subsidiary Risk.  By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all of the provisions of the 1940 Act.
Commodity Tax Risk.  The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings to mutual funds (but not the Fund), in which it ruled that income from a fund’s investment in certain commodity-linked notes and a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, in September 2016 the IRS announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) The IRS’s announcement caused it to revoke the portion of any rulings relating to a mutual fund’s investment in commodity-linked notes that required such a determination, some of which have been revoked prospectively as of a date agreed upon with the IRS. Accordingly, the Fund may invest in certain commodity-linked investments: (a) directly only to the extent that such commodity-linked investments constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Additionally, in September 2016, the IRS issued proposed regulations that would require the Subsidiary to distribute its “Subpart F” income (defined in Section 951 of the Internal Revenue Code to include passive income such as income from commodity-linked derivatives) each year in order for the Fund to treat that income as qualifying income. The Fund anticipates that the Subsidiary will distribute the “Subpart F” income earned by the Subsidiary each year, which the Fund will treat as qualifying income. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and the Statement of Additional Information. Such changes could adversely affect the Fund’s ability to meet its investment objective and jeopardize the Fund’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Fund to higher tax rates and/or penalties.
Foreign Exposure Risk.  The Fund normally has exposure to foreign markets as a result of its investments in foreign securities and derivatives that provide exposure to foreign markets, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. Some of the risks of investing directly in foreign securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, which also involve other risks.The Fund’s exposure to emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that
5	Janus Henderson Diversified Alternatives Fund

a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in emerging market securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, which also involve other risks.
Growth Securities Risk.  Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of an investment’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks or derivatives may perform differently from the market as a whole and other types of securities.
Fixed-Income Securities Risk.  The Fund invests in a variety of fixed-income securities and derivatives. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Investments in fixed-income securities with very low or negative interest rates may diminish the Fund’s yield and performance. Recent and potential future changes in government monetary policy may also affect the level of interest rates. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. These changes or others also could cause the Fund to face increased shareholder redemptions, which may lead to increased portfolio turnover and transaction costs, or could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund as well as the value of your investment. The amount of assets deemed illiquid remaining within the Fund may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates, which will lengthen the duration of the portfolio. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.
Sovereign Debt Risk.  The Fund may invest, directly or indirectly, in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
6	Janus Investment Fund

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.
Currency Risk.  The Fund’s investments and strategies will involve exposure to foreign currencies. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency. Additionally, and as a result of the Fund’s use of currency investment strategies, the Fund’s net currency positions may expose the Fund to losses independent of any securities positions.
High-Yield/High-Risk Bond Risk.  High-yield/high-risk bonds are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.
Exchange-Traded and Mutual Funds Risk.  The Fund may invest in ETFs and mutual funds to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its net asset value. When the Fund invests in an ETF or mutual fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s or mutual fund’s expenses. The Fund is also subject to the risks associated with the securities in which the ETF or mutual fund invests.
Exchange-Traded Notes Risk.  The Fund may invest in ETNs, which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. In addition, when the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
7	Janus Henderson Diversified Alternatives Fund

Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 1st Quarter 2016 4.54%	Worst Quarter: 3rd Quarter 2015 – 4.10%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2019 was 0.00%.
Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Years	Since Inception (12/28/12)
Class D Shares
Return Before Taxes	– 4.54%	0.97%	0.67%
Return After Taxes on Distributions	– 4.78%	0.37%	0.17%
Return After Taxes on Distributions and Sale of Fund Shares(1)	– 2.69%	0.52%	0.33%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%	1.73%
LIBOR +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.98%	3.97%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s primary benchmark index is the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund also compares its performance to the LIBOR +3%. The indices are described below.
•	The Bloomberg Barclays U.S. Aggregate Bond Index is made up of the Bloomberg Barclays U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.
•	The LIBOR +3% is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market (or interbank market) plus 300 basis points.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Management
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Aneet Chachra, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since October 2019. John S. Fujiwara is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2012.
8	Janus Investment Fund

Purchase and sale of Fund shares

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$ 100
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$ 100
To add to any existing type of Fund account without an automatic investment program	$ 50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.
Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to broker-dealers and other financial intermediaries
With respect to share classes not offered in this Prospectus, the Fund and its related companies pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
9	Janus Henderson Diversified Alternatives Fund